UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock EuroFund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.7%
KBC Bancassurance Holding	180,185	$4,157,016
Denmark — 3.8%
Christian Hansen Holding A/S	152,613	3,161,070
Novo-Nordisk A/S, Class B	64,423	6,425,173
		9,586,243
Finland — 1.7%
Kone Oyj, Class B	89,847	4,273,400
France — 14.1%
BNP Paribas SA	41,894	1,651,571
Cie Generale de Geophysique - Veritas (a)	165,584	2,916,516
Essilor International SA	52,470	3,773,271
Danone SA	146,282	8,992,431
L’Oreal SA	52,447	5,116,345
Legrand Promesses	149,614	4,664,126
Schneider Electric SA	91,340	4,888,107
Technip SA	42,929	3,439,341
		35,441,708
Germany — 17.5%
Bayer AG	45,353	2,502,752
Daimler AG	163,278	7,261,696
Deutsche Bank AG, Registered Shares	113,892	3,946,506
Deutsche Telekom AG, Registered Shares	337,435	3,960,762
Fresenius SE & Co. KGaA	37,898	3,368,631
Kabel Deutschland Holding AG (a)	152,637	8,183,603
Linde AG	50,560	6,765,607
SAP AG	156,103	7,942,868
		43,932,425
Ireland — 2.1%
Ryanair Holdings Plc - ADR (a)	208,434	5,367,176
Italy — 2.7%
Intesa Sanpaolo SpA	1,351,443	2,119,389
Saipem SpA	130,068	4,565,044
		6,684,433
Luxembourg — 1.5%
AZ Electronic Materials SA	1,120,459	3,861,410
Netherlands — 5.0%
ING Groep NV CVA (a)	639,713	4,512,441
Koninklijke Ahold NV	241,033	2,834,590
Koninklijke Vopak NV	59,020	2,820,831
TNT Express NV	347,086	2,426,879
		12,594,741
Spain — 1.8%
Amadeus IT Holding SA, Class A	275,090	4,395,055

Common Stocks	Shares	Value
Switzerland — 7.4%
Julius Baer Group Ltd.	88,863	$2,969,638
Roche Holding AG	63,465	10,250,361
Syngenta AG, Registered Shares	20,621	5,358,736
		18,578,735
United Kingdom — 38.7%
BP Plc	1,200,723	7,199,148
Burberry Group Plc	147,977	2,687,158
Centrica Plc	872,505	4,021,909
GlaxoSmithKline Plc	525,684	10,847,536
Imperial Tobacco Group Plc	316,703	10,687,964
International Power Plc	917,211	4,354,062
Johnson Matthey Plc	178,246	4,372,111
Land Securities Group Plc	472,322	4,694,210
Lloyds Banking Group Plc (a)	2,768,642	1,486,355
Prudential Plc	433,786	3,725,371
Rio Tinto Plc, Registered Shares	73,977	3,280,742
Rolls-Royce Holdings Plc	403,759	3,711,654
Royal Dutch Shell Plc, Class B	424,301	13,202,010
Tullow Oil Plc	344,288	6,962,917
Unilever Plc	126,702	3,968,829
Vodafone Group Plc	3,061,746	7,890,974
Wolseley Plc	162,183	4,024,069
		97,117,019
Total Common Stocks – 98.0%		245,989,361
Total Long-Term Investments (Cost – $285,674,112) – 98.0%		245,989,361

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (b)(c)	7,963,150	7,963,150
Total Short-Term Securities (Cost – $7,963,150) – 3.2%		7,963,150
Total Investments (Cost — $293,637,262*) – 101.2%		253,952,511
Liabilities in Excess of Other Assets – (1.2)%		(2,962,334)
Net Assets – 100.0%		$250,990,177

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	US Dollar

BLACKROCK EUROFUND	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock EuroFund

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$296,057,867
Gross unrealized appreciation	$2,820,040
Gross unrealized depreciation	(44,925,396)
Net unrealized depreciation	$(42,105,356)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at September 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	6,324,977	1,638,173	7,963,150	$624

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	691,010	USD	943,435	Bank of New York	10/03/11	$(17,655)
USD	78,625	GBP	50,134	State Street Global Markets, LLC	10/03/11	446
EUR	1,614,750	USD	2,184,111	State Street Global Markets, LLC	10/04/11	(20,750)
GBP	578,794	USD	902,050	State Street Global Markets, LLC	10/04/11	521
USD	1,670,976	CHF	1,506,552	JP Morgan Chase	10/04/11	8,849
Total						$(28,589)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Long-Term
Investments
Belgium	—	$4,157,016	—	$4,157,016
Denmark	—	9,586,243	—	9,586,243
Finland	—	4,273,400	—	4,273,400
France	—	35,441,708	—	35,441,708
Germany	—	43,932,425	—	43,932,425
Ireland	$5,367,176	—	—	5,367,176
Italy	—	6,684,433	—	6,684,433
Luxembourg	3,861,410	—	—	3,861,410
Netherlands	2,426,879	10,167,862	—	12,594,741
Spain	—	4,395,055	—	4,395,055
Switzerland	—	18,578,735	—	18,578,735
United Kingdom	—	97,117,019	—	97,117,019
Short-Term Securities:
Money Market Funds	7,963,150	—	—	7,963,150
Total	$19,618,615	$234,333,896	—	$253,952,511

BLACKROCK EUROFUND	SEPTEMBER 30, 2011	2

Schedule of Investments (concluded)	BlackRock EuroFund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$9,816	—	$9,816
Liabilities:
Foreign currency exchange contracts	—	(38,405)	—	(38,405)
Total	—	$(28,589)	—	$(28,589)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK EUROFUND	SEPTEMBER 30, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: November 23, 2011